UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     /s/  Robert C. Hancock     Arlington, VA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $12,827,768 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC NEW     COM              00383Y102    86810  1258841 SH       SOLE                   871195        0   387646
ALIGN TECHNOLOGY INC           COM              016255101     2579   238100 SH       SOLE                        0        0   238100
ALLERGAN INC                   COM              018490102   745391 14473614 SH       SOLE                  9709194        0  4764420
ALNYLAM PHARMACEUTICALS INC    COM              02043Q107     4146   143200 SH       SOLE                        0        0   143200
AMAZON COM INC                 COM              023135106   971389 13350597 SH       SOLE                  9101558        0  4249039
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   418417  9025379 SH       SOLE                  6177058        0  2848321
APPLE INC                      COM              037833100   696565  6128497 SH       SOLE                  4199320        0  1929177
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     5846   220700 SH       SOLE                        0        0   220700
BROADCOM CORP                  CL A             111320107   373316 20038412 SH       SOLE                 13714388        0  6324024
CELGENE CORP                   COM              151020104     6114    96620 SH       SOLE                        0        0    96620
CERNER CORP                    COM              156782104   179888  4029747 SH       SOLE                  2691868        0  1337879
CISCO SYS INC                  COM              17275R102     2388   105850 SH       SOLE                    93050        0    12800
CME GROUP INC                  COM              12572Q105   443755  1194464 SH       SOLE                   821051        0   373413
E M C CORP MASS                COM              268648102   485544 40597351 SH       SOLE                 28007818        0 12589533
EXPEDITORS INTL WASH INC       COM              302130109   264387  7588599 SH       SOLE                  5224135        0  2364464
FMC TECHNOLOGIES INC           COM              30249U101   376587  8089954 SH       SOLE                  5597625        0  2492329
GENENTECH INC                  COM NEW          368710406     2137    24102 SH       SOLE                     7527        0    16575
GENOMIC HEALTH INC             COM              37244C101     3923   173221 SH       SOLE                        0        0   173221
GENZYME CORP                   COM              372917104   865594 10700879 SH       SOLE                  7292233        0  3408646
GOOGLE INC                     CL A             38259P508  1017701  2540949 SH       SOLE                  1738040        0   802909
GTX INC DEL                    COM              40052B108     2436   128100 SH       SOLE                        0        0   128100
HANSEN MEDICAL INC             COM              411307101     4650   346000 SH       SOLE                      200        0   345800
INTERCONTINENTALEXCHANGE INC   COM              45865V100   510387  6326069 SH       SOLE                  4290680        0  2035389
INTUITIVE SURGICAL INC         COM NEW          46120E602   512206  2125511 SH       SOLE                  1441215        0   684296
IRON MTN INC                   COM              462846106   163613  6702706 SH       SOLE                  4619611        0  2083095
ISHARES TR                     RUSSELL1000GRW   464287614     1335    27497 SH       SOLE                    24047        0     3450
LAS VEGAS SANDS CORP           COM              517834107   344685  9545423 SH       SOLE                  6565751        0  2979672
MEDAREX INC                    COM              583916101     1460   225650 SH       SOLE                      250        0   225400
MICROSOFT CORP                 COM              594918104      571    21400 SH       SOLE                    17400        0     4000
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    47791  1416860 SH       SOLE                   775993        0   640867
MOODYS CORP                    COM              615369105   418595 12311608 SH       SOLE                  8504069        0  3807539
NATIONAL OILWELL VARCO INC     COM              637071101   796015 15847398 SH       SOLE                 10761234        0  5086164
NUVASIVE INC                   COM              670704105    14587   295700 SH       SOLE                      800        0   294900
PRICE T ROWE GROUP INC         COM              74144T108      376     7000 SH       SOLE                        0        0     7000
REGENERON PHARMACEUTICALS      COM              75886F107     2847   130400 SH       SOLE                        0        0   130400
SALESFORCE COM INC             COM              79466L302   420467  8687330 SH       SOLE                  5913912        0  2773418
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     2402   161100 SH       SOLE                        0        0   161100
SCHLUMBERGER LTD               COM              806857108   755553  9675414 SH       SOLE                  6667411        0  3008003
SEQUENOM INC                   COM NEW          817337405     4784   179700 SH       SOLE                        0        0   179700
STARBUCKS CORP                 COM              855244109   496092 33361938 SH       SOLE                 23127664        0 10234274
STRYKER CORP                   COM              863667101   358388  5752621 SH       SOLE                  3887383        0  1865238
VARIAN MED SYS INC             COM              92220P105   480784  8415616 SH       SOLE                  5717242        0  2698374
VERTEX PHARMACEUTICALS INC     COM              92532F100     5402   162500 SH       SOLE                        0        0   162500
VISA INC                       COM CL A         92826C839   528112  8602577 SH       SOLE                  5893765        0  2708812
VMWARE INC                     CL A COM         928563402     1521    57100 SH       SOLE                      100        0    57000
WALGREEN CO                    COM              931422109      232     7500 SH       SOLE                     7500        0        0